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May 23, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C 20549-1090

Re: RBC Funds Trust (SEC File Nos. 333-111986 / 811-21475)

Dear Sir or Madam:

On behalf of RBC Funds Trust, an open-end management investment company (the “Trust’), attached for electronic filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is one copy of Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed for the purpose of registering Class A and Class I Shares of the following new series of the Trust: RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. No fee is required in connection with this filing.

Please direct any comments or questions on the enclosed materials to me at (202) 261-3459 or Jon Rand at (212) 698-3634. Thank you in advance for your consideration.

Very truly yours,

Reza Pishva

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